UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 34th Floor
          New York, New York 10019

13F File Number: 028-10749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John T. Lykouretzos
Title:  Managing Member
Phone:  212-849-6700


Signature, Place and Date of Signing:

/s/John T. Lykouretzos         New York, New York             August 15, 2011
----------------------      -------------------------       --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $2,058,751
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


13 F File Number                                   Name

1)       028-11651                                 Hoplite Partners, L.P.
2)       028-11652                                 Hoplite Offshore Fund, Ltd.



                                           FORM 13F INFORMATION TABLE
                                        Hoplite Capital Management, LLC
                                                June 30, 2011



COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                ---------        ------      --------  --------  --- ----  ----------  --------- -----    ------- ----
21VIANET GROUP INC            SPONSORED ADR    90138A103     8,052     586,000 SH        SHARED      1,2         586,000
AETNA INC NEW                 COM              00817Y108    27,371     620,800 SH        SHARED      1,2         620,800
AMAZON COM INC                COM              023135106    80,611     394,203 SH        SHARED      1,2         394,203
AMERICAN TOWER CORP           CL A             029912201       272       5,192 SH        SHARED      1,2           5,192
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR    03524A108       510       8,800 SH        SHARED      1,2           8,800
BAIDU INC                     SPON ADR REP A   056752108    48,189     343,888 SH        SHARED      1,2         343,888
BERKSHIRE HATHAWAY INC DEL    CL A             084670108       232           2 SH        SHARED      1,2               2
CHECK POINT SOFTWARE TECH LT  ORD              M22465104     2,193      38,569 SH        SHARED      1,2          38,569
CIGNA CORP                    COM              125509109    41,854     813,800 SH        SHARED      1,2         813,800
COCA COLA ENTERPRISES INC NE  COM              19122T109    97,336   3,335,723 SH        SHARED      1,2       3,335,723
CROWN CASTLE INTL CORP        COM              228227104     2,061      50,516 SH        SHARED      1,2          50,516
DAVITA INC                    COM              23918K108    99,338   1,146,953 SH        SHARED      1,2       1,146,953
DEVON ENERGY CORP NEW         COM              25179M103    77,646     985,225 SH        SHARED      1,2         985,225
DIRECTV                       COM CL A         25490A101     1,793      35,280 SH        SHARED      1,2          35,280
EXPRESS SCRIPTS INC           COM              302182100   131,781   2,441,300 SH        SHARED      1,2       2,441,300
FLOWERS FOODS INC             COM              343498101    89,506   4,061,069 SH        SHARED      1,2       4,061,069
FRESH MKT INC                 COM              35804H106       435      11,257 SH        SHARED      1,2          11,257
HANSEN NAT CORP               COM              411310105   118,815   1,467,750 SH        SHARED      1,2       1,467,750
HARLEY DAVIDSON INC           COM              412822108    91,475   2,232,735 SH        SHARED      1,2       2,232,735
HUMANA INC                    COM              444859102    50,426     626,100 SH        SHARED      1,2         626,100
HUNTSMAN CORP                 COM              447011107    71,656   3,801,390 SH        SHARED      1,2       3,801,390
LOWES COS INC                 COM              548661107    84,904   3,642,395 SH        SHARED      1,2       3,642,395
MEDNAX INC                    COM              58502B106     3,249      45,000 SH        SHARED      1,2          45,000
NETAPP INC                    COM              64110D104    42,340     802,200 SH        SHARED      1,2         802,200
NVR INC                       COM              62944T105    33,469      46,133 SH        SHARED      1,2          46,133
NXP SEMICONDUCTORS N V        COM              N6596X109    55,718   2,084,464 SH        SHARED      1,2       2,084,464
OPENTABLE INC                 COM              68372A104     8,725     104,967 SH        SHARED      1,2         104,967
PRICELINE COM INC             COM NEW          741503403    56,938     111,222 SH        SHARED      1,2         111,222
PRICESMART INC                COM              741511109    15,984     312,000 SH        SHARED      1,2         312,000
PROGRESSIVE CORP OHIO         COM              743315103    42,717   1,997,971 SH        SHARED      1,2       1,997,971
QUALCOMM INC                  COM              747525103   114,682   2,019,400 SH        SHARED      1,2       2,019,400
SARA LEE CORP                 COM              803111103    59,370   3,126,400 SH        SHARED      1,2       3,126,400
SBA COMMUNICATIONS CORP       COM              78388J106   106,408   2,786,277 SH        SHARED      1,2       2,786,277
SCHLUMBERGER LTD              COM              806857108    20,442     236,600 SH        SHARED      1,2         236,600
SENSATA TECHNOLOGIES HLDG BV  SHS              N7902X106    56,174   1,492,000 SH        SHARED      1,2       1,492,000
SHERWIN WILLIAMS CO           COM              824348106   100,603   1,199,510 SH        SHARED      1,2       1,199,510
SIGNET JEWELERS LIMITED       SHS              G81276100     1,100      23,500 SH        SHARED      1,2          23,500
SOTHEBYS                      COM              835898107    21,274     489,047 SH        SHARED      1,2         489,047
STARBUCKS CORP                COM              855244109    46,934   1,188,504 SH        SHARED      1,2       1,188,504
TARGET CORP                   COM              87612E106     2,298      48,993 SH        SHARED      1,2          48,993
TEEKAY CORPORATION            COM              Y8564W103    34,829   1,127,868 SH        SHARED      1,2       1,127,868
VALEANT PHARMACEUTICALS INTL  COM              91911K102    62,249   1,198,000 SH        SHARED      1,2       1,198,000
WELLPOINT INC                 COM              94973V107    44,789     568,600 SH        SHARED      1,2         568,600
YUM BRANDS INC                COM              988498101     2,003      36,255 SH        SHARED      1,2          36,255


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